Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Other time deposits	$ 97,800	$ 79,700
Deposits of directors, members of senior management and their affiliates	2,100	2,100
Brokered and CDARS Deposits	754,009	732,882
Average daily clearings	5,300
Deposit with overdraft status	200	300
Brokered Deposits [Member]
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Brokered and CDARS Deposits	$ 60,100	$ 33,400